Disclosures about fair value of financial instruments (Narrative) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of debt	$ 633,489
Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of debt	$ 640,567